UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		November 14, 2002

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	       10,793,372

Form 13F Information Table Value Total:	      172,956,693








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Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

AT&T Liberty Media Group  CS      530718105  5,851,449 814,965           X        Instr.V             M&S             X
Adolor Corporation        CS      00724X102  3,395,546 242,193           X                            M&S             X
Affiliated Managers Group CS      008252108    809,270  19,486           X                            M&S             X
Ambac Financial           CS      023139108  4,992,693  92,646           X                            M&S             X
American International    CS	    026874107    205,125   3,750           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  6,630,561  92,839           X                            M&S             X
Atlas Air		        CS	    049164106  2,130,016 883,824           X         		            M&S             X
BJ's Wholesale            CS      05548J106    346,514  18,228           X                            M&S             X
Black Hills Corporation   CS      092113109  2,489,648  95,061           X                            M&S             X
CBRL Group, Inc.  	  CS	    12489V106  5,034,411 220,614           X                            M&S             X
CenturyTel Inc.           CS      156700106  4,672,236 208,303           X                            M&S             X
Chevron Corp.             CS      166751107    366,056   5,286           X                            M&S             X
Comcast Corp - Cl A       CS      200300101    831,209  38,969           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  3,601,166 172,635           X                            M&S             X
Compass BancShares Inc    CS      20449H109  5,499,856 186,499           X                            M&S             X
Constellation Brands Inc. CS      21036P108  5,842,845 252,937           X                            M&S             X
Corus Entertainment Inc B CS      220874101  1,127,858  94,778           X                            M&S             X
Cost Plus Inc.            CS      221458105  2,067,208  76,991           X                            M&S             X
Cytec Corporation         CS      232946103  7,937,131 740,404           X                            M&S             X
DoubleClick               CS      258609304  3,136,279 610,171           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    292,842   9,180           X                            M&S             X
Forest Oil Corporation    CS      346091705  5,098,419 199,938           X                            M&S             X
General Electric          CS      369604103    295,800  12,000           X                            M&S             X
H.B. Fuller               CS      359694106    719,530  27,050           X                            M&S             X
Health Management Assoc.  CS      421933102  7,105,490 351,409           X                            M&S             X
Health Net Inc.           CS      42222G108  5,792,551 270,049           X                            M&S             X
Heartland Express Inc.    CS      422347104  5,270,679 281,253           X                            M&S             X
IDT Corporation           CS      459902102  4,005,990 261,317           X                            M&S             X
Imaging Mgmt Assoc        CS      45245B105        120  60,000           X                            M&S             X
Insight Communications    CS      45768V108  4,595,497 497,887           X                            M&S             X
Integral Systems          CS      45810H107    661,493  34,615           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  6,295,845 203,881           X                            M&S             X
Jefferson-Pilot           CS      475070108  5,359,084 133,643           X                            M&S             X
Lincare Holdings, Inc.    CS      532791100  7,400,215 238,409           X                            M&S             X
Louisiana Pacific Corp.   CS      546347105    234,214  36,200           X                            M&S             X
MGIC Investment           CS      552848103  1,917,254  46,957           X                            M&S             X
NiSource Industries       CS      65473P105  6,270,910 363,953           X                            M&S             X
PMI Group, Inc.           CS      69344M101  5,854,667 215,166           X                            M&S             X
Penn Treaty America       CS      707874103  1,720,222 491,492           X                            M&S             X
Pfizer Inc                CS      717081103    259,439   8,940           X                            M&S             X
Ross Stores               CS      778296103  5,345,430 149,984           X                            M&S             X
SJW Corporation           CS      784305104    234,000   3,000           X                            M&S             X
Sharper Image Corp.       CS      820013100    817,667  42,765           X                            M&S             X
Shaw Communications Inc B CS      82028K200  3,318,340 398,839           X                            M&S             X
Shuffle Master            CS      825549108  3,470,672 186,495           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  4,338,177 276,317           X                            M&S             X
Solectron Corporation     CS      834182107  1,099,810 271,237           X                            M&S             X
Southwest Water Co.       CS      845331107    487,478  34,185           X                            M&S             X
Sterling Bancorp          CS      859158107    226,301   8,530           X                            M&S             X
Sungard Data Systems      CS      867363103  3,642,265 187,263           X                            M&S             X
Symantec                  CS      871503108  4,652,240 138,336           X                            M&S             X
Tribune Co.               CS      896047107    334,480   8,000           X                            M&S             X
Varian                    CS      922206107    392,890  14,230           X                            M&S             X
WellPoint Health Networks CS      94973H108  6,943,489  94,727           X                            M&S             X
MuniVest Fund             MF      626295109    362,600  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    365,048  50,144           X                            M&S             X
COLUMN TOTAL                               172,956,693 10,793,372
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